[LOG0 OF LINCOLN                      Lincoln Variable Insurance Products Trust
FINANCIAL GROUP(R)]                                   1300 South Clinton Street
                                                      Fort Wayne, Indiana 46802
                                                       United States of America

Phone:   260-455-6918
Fax:     260-455-5135
E-Mail:  Colleen.Tonn@LFG.com

VIA EDGAR

April 21, 2011

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:    Lincoln Variable Insurance Products Trust (the "Trust")
       (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 108 (the "Amendment") to the Registration Statement on Form N-1A of the above-referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be April 29, 2011. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact the undersigned at 260-455-6918 if you have any questions or comments.

Very truly yours,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel

Enclosures

cc: Craig D. Moreshead, Esq.